UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 34.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 7.3%
Comcast
3.600%, 03/01/24	$100,000	$104,762
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	174,750
Interpublic Group
4.000%, 03/15/22	110,000	115,331
Starbucks
3.850%, 10/01/23	100,000	107,512
The Gap
5.950%, 04/12/21	150,000	162,042
Time Warner
5.375%, 10/15/41	100,000	106,165

		770,562

FINANCIALS — 17.2%
American International Group
6.400%, 12/15/20	110,000	123,497
Bank of America
5.700%, 01/24/22	150,000	168,383
Bank of America MTN MTN
4.200%, 08/26/24	150,000	158,402
JPMorgan Chase
6.400%, 05/15/38	150,000	201,791
Morgan Stanley MTN
6.375%, 07/24/42	200,000	271,611
4.875%, 11/01/22	250,000	270,721
Petrobras Global Finance BV
5.299%, 01/27/25 (A)	106,000	106,344
Regions Bank
6.450%, 06/26/37	250,000	312,255
Wells Fargo MTN
3.500%, 03/08/22	200,000	207,757

		1,820,761

HEALTH CARE — 1.9%
Humana
3.150%, 12/01/22	200,000	203,930

INDUSTRIALS — 4.1%
CSX
2.600%, 11/01/26	100,000	95,834

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
General Electric
3.375%, 03/11/24	$95,000	$98,911
Hertz
7.625%, 06/01/22 (A)	100,000	104,270
United Parcel Service
3.125%, 01/15/21	130,000	134,370

		433,385

INFORMATION TECHNOLOGY — 2.0%
Hewlett-Packard
4.650%, 12/09/21	200,000	215,662

MATERIALS — 0.9%
Freeport-McMoRan
3.875%, 03/15/23	100,000	98,375

TELECOMMUNICATION SERVICES — 0.9%
AT&T
4.350%, 06/15/45	100,000	89,299

TOTAL CORPORATE OBLIGATIONS
(Cost $3,450,355)		3,631,974

MORTGAGE-BACKED SECURITIES — 26.9%
FHLMC
4.000%, 10/01/41	102,409	107,897
4.000%, 07/01/47	195,326	205,124
3.500%, 01/01/45	75,091	77,247
3.500%, 04/01/46	266,564	274,217
1.375%, 05/01/20	100,000	99,226

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2017
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA
4.500%, 02/01/41	$110,456	$118,976
4.500%, 03/01/47	174,883	187,031
4.500%, 04/01/47	138,225	147,836
4.000%, 11/01/40	143,503	151,255
4.000%, 01/01/41	102,156	107,613
4.000%, 05/01/44	51,118	53,712
4.000%, 02/01/46	221,108	232,111
3.500%, 07/01/42	196,176	202,653
3.500%, 02/01/45	235,829	242,598
3.500%, 07/01/45	228,298	234,851
3.500%, 08/01/45	68,496	70,462
3.500%, 10/01/45	70,513	72,537
3.500%, 01/01/46	262,733	270,274

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,866,950)		2,855,620

U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bond
3.000%, 02/15/47	100,000	102,504
U.S. Treasury Notes
2.250%, 02/15/27	700,000	693,246
2.000%, 11/15/21	300,000	301,359
2.000%, 08/15/25	500,000	489,668
1.250%, 01/31/20	500,000	495,723

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,094,314)		2,082,500

FOREIGN BONDS — 9.8%
ENERGY — 2.9%
Ecopetrol
7.625%, 07/23/19	95,000	103,123
Mexichem
4.000%, 10/04/27 (A)	200,000	199,900

		303,023

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2017
(Unaudited)

FOREIGN BONDS — continued
	Face Amount	Value
FINANCIALS — 1.5%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/22 (A)	$150,000	$155,250

INDUSTRIALS — 1.5%
Embraer Bras De Aeronautica
5.150%, 06/15/22	150,000	161,070

TELECOMMUNICATION SERVICES — 3.9%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	204,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	215,500

		419,500

TOTAL FOREIGN BONDS
(Cost $1,010,106)		1,038,843

SOVEREIGN DEBT — 3.8%
SOVEREIGN DEBT — 3.8%
Colombia Government International Bond
2.625%, 03/15/23	200,000	196,200
Federative Republic of Brazil
4.250%, 01/07/25	200,000	203,000

		399,200

TOTAL SOVEREIGN DEBT
(Cost $396,650)		399,200

PREFERRED STOCK — 1.8%
FINANCIALS — 1.8%
JPMorgan Chase,
6.700%	7,000	187,250
TOTAL PREFERRED STOCK
(Cost $184,078)		187,250

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
OCTOBER 31, 2017
(Unaudited)

SHORT-TERM INVESTMENT — 3.1%
	Shares	Value
JPMorgan U.S. Government Money Market Fund
0.930%, (B)	324,681	$324,681

TOTAL SHORT-TERM INVESTMENT
(Cost $324,681)		324,681

TOTAL INVESTMENTS — 99.3%
(Cost $10,327,134)		$10,520,068

Percentages are based on Net Assets of $10,598,072.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2017 was $985,264, and represents 9.3% of Net Assets.

(B)	The rate shown is the 7-day effective yield as of October 31, 2017.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,631,974	$—	$3,631,974
Mortgage-Backed Securities	—	2,855,620	—	2,855,620
U.S. Treasury Obligations	—	2,082,500	—	2,082,500
Foreign Bonds	—	1,038,843	—	1,038,843
Sovereign Debt	—	399,200	—	399,200
Preferred Stock	187,250	—	—	187,250
Short-Term Investment	324,681	—	—	324,681

Total Investments in Securities	$511,931	$10,008,137	$—	$10,520,068

During the period ended October 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 27, 2017